UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

            Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Viewpoint Investment Partners

Address:  11995 El Camino Real, Suite 305
          San Diego, CA 92130

13F File Number: 028-06069

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Richard S. Coons
Title:  President
Phone:  (858) 704-1310

Signature, Place and Date of Signing:


/s/ Richard S. Coons               San Diego, CA                8/5/02
--------------------               -------------               ---------
 [Signature]                       [City, State]                [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    51

Form 13F Information Table Value Total:   $73,811
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

                           FORM 13F INFORMATION TABLE
                         View Point Investment Partners
                                  June 30, 2002

         COLUMN 1                    COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7     COLUMN 8

                                                              VALUE     SHRS OR   SH/  PUT/  INVESTMENT   OTHER    VOTING AUTHORITY
      NAME OF ISSUER              TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGER  SOLE   SHARED NONE
Abgenix Inc.                          COM         00339B107      954      97300    Sh           SOLE        N/A     97300
Activision Inc                        COM         004930202     1453      50000    Sh           SOLE        N/A     50000
Alkermes Inc                          COM         01642T108     1713     107000    Sh           SOLE        N/A    107000
Alliant Tech Systems                  COM         018804104      919      14400    Sh           SOLE        N/A     14400
Ameristar Casinos Inc                 COM         03070Q101      378      13000    Sh           SOLE        N/A     13000
Applied Materials Inc.                COM         038222105     2092     110000    Sh           SOLE        N/A    110000
Argosy Gaming                         COM         040228108      568      20000    Sh           SOLE        N/A     20000
Beverley Enterprises                  COM         087851309     2204     289600    Sh           SOLE        N/A    289600
Bionutrics Inc.                       COM         090946104       14      17140    Sh           SOLE        N/A     17140
Boeing Co                             COM         097023105     1575      35000    Sh           SOLE        N/A     35000
Boyd Gaming Corp                      COM         103304101      432      30000    Sh           SOLE        N/A     30000
Caremark RX Inc.                      COM         141705103     4500     272700    Sh           SOLE        N/A    272700
Chesapeake Energy                     COM         165167107      682      94700    Sh           SOLE        N/A     94700
Davita Inc                            COM         23918k108     1190      50000    Sh           SOLE        N/A     50000
Delias Corp                           COM         24688Q101      497      97400    Sh           SOLE        N/A     97400
Dell Computer                         COM         247025109     1307      50000    Sh           SOLE        N/A     50000
Ebay                                  COM         278642103     1232      20000    Sh           SOLE        N/A     20000
Ensco Intl Inc Com                    COM         26874Q100     1202      44100    Sh           SOLE        N/A     44100
Express Scripts                       COM         302182100     1122      22400    Sh           SOLE        N/A     22400
Flextronics International             COM         Y2573F102     1033     144900    Sh           SOLE        N/A    144900
Gap Inc                               COM         364760108     2016     142000    Sh           SOLE        N/A    142000
Getty Images                          COM         374276103     1110      51000    Sh           SOLE        N/A     51000
Harrahs Entertainment Inc             COM         413619107      887      20000    Sh           SOLE        N/A     20000
Health Net                            COM         42222G108     2142      80000    Sh           SOLE        N/A     80000
Hilton Hotels Corp                    COM         432848109      695      50000    Sh           SOLE        N/A     50000
Humana Inc                            COM         444859102     1563     100000    Sh           SOLE        N/A    100000
Intel                                 COM         458140100     2741     150000    Sh           SOLE        N/A    150000
Key Energy Services                   COM         492914106     2478     236000    Sh           SOLE        N/A    236000
Kulicke and Soffa Industries          COM         501242101     1301     105000    Sh           SOLE        N/A    105000
LSI Logic Corporation                 COM         502161102     1531     175000    Sh           SOLE        N/A    175000
Manor Care                            COM         564055101      994      43200    Sh           SOLE        N/A     43200
Medarex Inc                           COM         583916101     1292     174100    Sh           SOLE        N/A    174100
Micron Tech                           COM         595112103     1011      50000    Sh           SOLE        N/A     50000
Nasdaq 100 Shares                     COM         631100104     5071     194300    Sh           SOLE        N/A    194300
Novellus Systems                      COM         670008101     1020      30000    Sh           SOLE        N/A     30000
O2 Micro International                COM         G6797E106      459      44300    Sh           SOLE        N/A     44300
Quest Software                        COM         74834T103      727      50000    Sh           SOLE        N/A     50000
Restoration Hardware                  COM         760981100     2243     253500    Sh           SOLE        N/A    253500
S&P Depository Trades and Quotes      COM         78462F103     2474      25000    Sh           SOLE        N/A     25000
S&P Midcap 400 SPDR                   COM         595635103     1791      20000    Sh           SOLE        N/A     20000
Sanmina Corp                          COM         800907107      806     127700    Sh           SOLE        N/A    127700
Siebel Sys Inc                        COM         826170102      356      25000    Sh           SOLE        N/A     25000
Silverleaf Resorts                    COM         828395103      761    1691000    Sh           SOLE        N/A   1691000
Spinnaker Exploration                 COM         84855W109     1081      30000    Sh           SOLE        N/A     30000
Starbucks Corp                        COM         855244109     2274      91500    Sh           SOLE        N/A     91500
Sun Microsystems                      COM         866810104     3077     614100    Sh           SOLE        N/A    614100
Taiwan Semiconductor                  COM         874039100     1365     105000    Sh           SOLE        N/A    105000
Texas Instruments                     COM         882508104     2370     100000    Sh           SOLE        N/A    100000
US Oncology Inc                       COM         90338w103      167      20000    Sh           SOLE        N/A     20000
Usa Networks Inc                      COM         902984103     1173      50000    Sh           SOLE        N/A     50000
Western Digital                       COM         958102105     1768     543900    Sh           SOLE        N/A    543900
                                                               -----    --------
                                                               73811    6971240
                                                               =====    ========

03409.0001 #341651